Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Segment Customer	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segment | Segment	1
Revenue	€ 10,581,000	€ 1,530,000	€ 4,606,000
Denmark [member]
Disclosure of operating segments [line items]
Revenue	0
Customer one [member]
Disclosure of operating segments [line items]
Revenue	€ 10,500,000	€ 1,500,000	€ 4,600,000
Number of customers | Customer	1